Schedule of Assets Acquired And Liabilities Assumed (Details) - CFO Silvia [Member] $ in Thousands	Apr. 06, 2026 USD ($)
Business Combination [Line Items]
Cash and cash equivalents	$ 58
Prepaid expenses and other current assets	16
Other non-current assets	20
Intangibles	15,280
Goodwill	12,671
Accounts payable and other current liabilities	(1,654)
Deferred tax liabilities	(3,082)
Total net assets acquired	$ 23,309